Assets held for sale (Details) $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended
	Mar. 20, 2025 miner	Jan. 31, 2025 USD ($) miner	Nov. 30, 2024 USD ($)	Nov. 25, 2024 USD ($) miner shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) miner	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		$ 1,209,339				$ 441,371	$ 441,371
Impairment							6,942
S19jPros sold after held for sale classification							(25,353)
Foreign currency translation difference							18,636
Property, plant and equipment, ending balance					$ 1,209,339		1,209,339
Assets held for sale					$ 2,952	$ 10,696	$ 2,952	$ 0
Number of miners | miner						54,080
S19jPros sold during the period							41,740
S19jPros remaining as held for sale as at period end					12,300		12,300
Subsequent events | At-the-Market Offerings
Changes in property, plant and equipment [abstract]
Shares issued under the ATM Facility				$ 103,269
Shares issued under the ATM Facility (in shares) | shares				9,010,957
Mining Assets, S19jPro
Changes in property, plant and equipment [abstract]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations							$ 8,129
Mining Assets, S19jPro | Assets and liabilities classified as held for sale
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		2,952		$ 10,696	$ 10,696	$ 13,278	13,278
Impairment						2,582
S19jPros sold after held for sale classification					(8,129)
Impairment reversal			$ 516		516
Foreign currency translation difference					(131)
Property, plant and equipment, ending balance					$ 2,952	$ 10,696	$ 2,952
Mining Assets, S19jPro | Subsequent events
Changes in property, plant and equipment [abstract]
Assets held for sale		$ 1,502
Number of miners classified as held for sale | miner	6,000	6,300		6,300
Number of miners | miner		6,000